ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Research and development	$ 75	$ 0
General and administrative	188	0
Payroll and related	880	36
Total accrued expenses	$ 1,143	$ 36